Schedule of other operating income (expense) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recovery of expenses	[1]	R$ 135,662	R$ 408,161	R$ 1,293,623
Provision reversal		1,143	73,361	16,638
Scrap sales		12,763	12,204	12,494
Provision for civil and tax risks	[2]	33,311	(68,295)	(395,389)
Other employees benefits		(52,521)	(27,741)	(13,500)
Insurance claims costs		(35,102)	(8,762)	(19,830)
Gains (losses) on the disposal of non-financial assets		141,211	(40,220)	(10,786)
Demobilization expenses		(6,814)	(19,988)	(48,251)
Expected credit losses in other receivables		(579)	(989)
Impairment of investments			(62,090)	(21,751)
Other	[3]	R$ (17,811)	R$ (32,318)	R$ (319,109)

[1]	Includes recovery of PIS, COFINS and ICMS taxes on inputs, INSS and other in the amount of R$62,439 and effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis of SHB, Batávia and UP! Alimentos Ltda. in the amount of R$41,554 (note 9.2) for year ended December 31, 2021 (R$295,593 of recovery of PIS and COFINS taxes on inputs for the year ended December 31, 2020). For the year ended on December 31, 2019, includes the effects of the final decision related to the exclusion of ICMS from the PIS and COFINS calculation base of R$1,185,386.
[2]	For the year ended December 31, 2019, includes the effects of the tax contingency on ICMS credit in the basic food basket products of R$358,935.
[3]	For the year ended December 31, 2019, includes expenses with class action agreement (note 1.7).